INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of credit for income tax
	For the years ended December 31,
	2016	2017	2018
	US$	US$	US$
Income tax benefits:
Current income tax expenses	(200,040)	(292,436)	(279,618)
Deferred income tax benefits	2,433,497	7,149,616	2,378,024
Total	2,233,457	6,857,180	2,098,406

Schedule of significant components of the deferred tax assets and liabilities
	As of December 31,
	2017	2018
	US$	US$
Deferred tax assets
Accruals	2,011,300	1,580,894
Net operating loss carry forwards	8,741,138	10,802,048
Valuation allowance	(10,595,656)	(12,382,942)
Total deferred tax assets	156,782	-

Deferred tax liabilities
Acquired intangible assets	2,565,985	-
Total deferred tax liabilities	2,565,985	-

Schedule of reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual provision (credit) of income taxes
	For the year ended December 31,
	2016	2017	2018
	US$	US$	US$

Net loss before provision for income taxes	(27,526,602)	(168,756,159)	(125,338,191)
Statutory tax rates in the PRC	25%	25%	25%
Income tax at statutory tax rate	(6,881,651)	(42,189,040)	(31,334,548)
Expenses not deductible for tax purposes:
Goodwill impairment loss	-	31,813,203	26,454,588
Long-term investment impairment loss	-	-	180,785
Entertainment expenses exceeded tax limit	21,533	11,783	11,465
Effect of income tax rate difference in other jurisdiction	633,997	102,670	481,374
Changes in unrecognized tax benefits	200,040	292,436	279,618
Changes in valuation allowance	3,792,624	3,111,768	1,828,312
Income tax benefits	(2,233,457)	(6,857,180)	(2,098,406)

Schedule of Unrecognized Tax Benefits Roll Forward
	For the years ended December 31,
	2017	2018
	US$	US$
Balance at beginning of the year	271,019	563,455
Addition based on tax positions related to the current year	292,436	279,618
Balance at end of the year	563,455	843,073